Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 52,452	$ 57,840	$ 61,445
Net unrealized holding gain (loss) on securities available for sale	10,475	14,459	(5,328)
Reclassification adjustments for net gain recognized in income	(1,155)	0	0
Tax effect	(2,420)	(3,757)	1,384
Net unrealized gain (loss) on securities available for sale, net of tax	6,900	10,702	(3,944)
Change in overfunded position in pension and postretirement plans arising during the year	1,681	5,967	(3,684)
Tax effect	(437)	(1,550)	957
Change in overfunded position in pension and postretirement plans arising during the year, net of tax	1,244	4,417	(2,727)
Amortization of net actuarial gain	(708)	(274)	(556)
Amortization of prior service credit	(196)	(197)	(100)
Tax effect	235	122	170
Amortization of net actuarial gain and prior service credit on pension and postretirement plans, net of tax	(669)	(349)	(486)
Other comprehensive income (loss), net of tax	7,475	14,770	(7,157)
Comprehensive income	$ 59,927	$ 72,610	$ 54,288